SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
Share Capital [Abstract]
SHARE CAPITAL	SHARE CAPITAL
A summary of the changes to CI’s share capital for the years ended December 31 is as follows:
[A] AUTHORIZED AND ISSUED

	Number of shares	Stated value
	[in thousands]	$
Authorized
An unlimited number of common shares of CI

Issued
Common shares, balance, December 31, 2019	221,792	1,944,311
Issuance for acquisition of subsidiaries, net of issuance costs	2,034	35,434
Issuance of share capital for equity-based plans, net of tax	522	8,488
Share repurchases, net of tax	(13,990)	(120,236)
Common shares, balance, December 31, 2020	210,358	1,867,997
Issuance for acquisition of subsidiary, net of issuance costs	3,712	78,916
Issuance of share capital for equity-based plans, net of tax	799	10,825
Share repurchases, net of tax	(17,447)	(147,585)
Common shares, balance, December 31, 2021	197,422	1,810,153
During the year ended December 31, 2021, 15,692 thousand shares [2020 – 13,615 thousand shares] were repurchased under a normal course issuer bid at an average cost of $21.17 per share for total consideration of $332,248 [2020 – $18.32 per share for total consideration of $249,427]. Deficit was increased by $191,760 during the year ended December 31, 2021 [2020 – $130,216] for the cost of the shares repurchased in excess of their stated value.
During the year ended December 31, 2021, 1,755 thousand shares [2020 – 375 thousand shares] were repurchased for CI’s restricted share unit plan at an average cost of $18.27 per share for total consideration of $32,071 [$23,573 after tax] [2020 – $22.70 per share for total consideration of $8,512 [$6,256 net of tax]]. Deficit was increased by $16,474 during the year ended December 31, 2021 [2020 – $5,231] for the cost of the shares repurchased in excess of their stated value.
[B] EMPLOYEE INCENTIVE SHARE OPTION PLAN
CI has an employee incentive share option plan [the “Share Option Plan”], as amended and restated, for the executives and key employees of CI.
The maximum number of shares that may be issued under the Share Option Plan is 14,000 thousand shares. As at December 31, 2021, there are 811 thousand shares [2020 – 2,606 shares] reserved for issuance on exercise of share options. These options vest over periods of up to five years, may be exercised at prices ranging from $18.99 to $28.67 per share and expire at dates up to 2029.
A summary of the changes in the Share Option Plan is as follows:

	Number of options	Weighted average exercise price
	[in thousands]	$
Options outstanding, December 31, 2019	5,584	29.63
Options exercisable, December 31, 2019	4,758	31.26
Options cancelled	(2,978)	34.28
Options outstanding, December 31, 2020	2,606	26.38
Options exercisable, December 31, 2020	2,020	28.44
Options exercised (*)	(3)	27.44
Options cancelled	(1,792)	28.41
Options outstanding, December 31, 2021	811	21.88
Options exercisable, December 31, 2021	274	27.53
(*) Weighted-average share price of options exercised was $30.13 during the year ended December 31, 2021 [2020 - nil]
The equity-based compensation expense under the Share Option Plan for the year ended December 31, 2021 of $290 [2020 – $210] has been included in selling, general and administrative expenses.
Options outstanding and exercisable as at December 31, 2021 are as follows:

Exercise price	Number of options outstanding	Weighted average remaining contractual life	Number of options exercisable
$	[in thousands]	[years]	[in thousands]
18.99	537	7.2	—
27.44	254	0.2	254
28.67	20	1.2	20
18.99 to 28.67	811	4.9	274
[C] RESTRICTED SHARE UNITS
CI has an employee restricted share unit plan [the “RSU Plan”] for senior executives and other key employees. Compensation expense is recognized and recorded as contributed surplus based upon the market value of the restricted share units [“RSUs”] at the grant date. Forfeitures of RSUs reduce compensation expense to the extent contributed surplus was previously recorded for such awards. On vesting of RSUs, share capital is credited for the amounts initially recorded as contributed surplus to reflect the issuance of share capital.
A summary of the changes in the RSU Plan is as follows:

Number of RSUs [in thousands]	2021	2020
RSUs outstanding, beginning of year	504	657
Granted, excluding dividends	1,783	350
Granted, dividends	58	36
Exercised	(849)	(521)
Forfeited	(59)	(18)
RSUs outstanding, end of year	1,437	504
An expense of $21,715 was recorded during the year ended December 31, 2021 [2020 - $10,447].
CI uses a trust to hold CI’s common shares, to fulfill obligations to employees arising from the RSU Plan. The common shares held by the trust are not considered to be outstanding for the purposes of basic and diluted earnings per share calculations.
[D] DEFERRED SHARE UNITS
The deferred share unit plan [the “DSU Plan”] was established in March 2017, whereby directors may elect to receive all or a portion of their quarterly compensation in either cash or deferred share units [“DSUs”]. The DSUs fully vest on the grant date and an expense is recorded based upon the market value of the DSUs at the grant date with an offset included in accounts payable and accrued liabilities. At the end of each period, the change in the fair value of the DSUs is recorded as an expense with an offset recorded to the liability. DSUs can only be redeemed for cash once the holder ceases to be a director of CI.
During the year ended December 31, 2021, 14 thousand DSUs were granted, and nil DSUs were exercised [2020 - 11 thousand DSUs, and nil exercised]. An expense of $730 was recorded during the year ended December 31, 2021 [2020 - $51]. As at December 31, 2021, included in accounts payable and accrued liabilities is an accrual of $1,245 for amounts to be paid under the DSU Plan [2020 - $515].
[E] BASIC AND DILUTED EARNINGS PER SHARE
The following table presents the calculation of basic and diluted earnings per common share for the years ended December 31:

[in thousands]	2021	2020
Numerator:
Net income attributable to shareholders of the Company - basic and diluted	$409,328	$475,978

Denominator:
Weighted average number of common shares - basic	201,628	214,092
Weighted average effect of dilutive stock options and RSU awards (*)	838	1,527
Weighted average number of common shares - diluted	202,466	215,619

Net earnings per common share attributable to shareholders
Basic	$2.03	$2.22
Diluted	$2.02	$2.21
(*) The determination of the weighted average number of common shares - diluted excludes 274 thousand shares related to stock options that were anti-dilutive for the year ended December 31, 2021 [2020 - 2,606 thousand shares].

[F] MAXIMUM SHARE DILUTION
The following table presents the maximum number of shares that would be outstanding if all the outstanding options were exercised and if all RSU awards vested as at January 31, 2022:

[in thousands]
Shares outstanding at January 31, 2022	197,422
RSU awards	1,434
Options to purchase shares	807
199,663